Accounts Receivable - SRA - Allowance for Unbillable Amounts (Details) - SRA Companies, Inc. - Successor - Allowance For Unbilled Amounts - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 5,560	$ 5,223	$ 5,269
Charged to costs and expenses	425	337	(46)
Ending balance	$ 5,985	$ 5,560	$ 5,223